Securities Act File No. 333-158015


     As filed with the Securities and Exchange Commission on May 1, 2009
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]

                          Pre-Effective Amendment No. 2    [X]
                          Post-Effective Amendment No.     [_]

                              RYDEX VARIABLE TRUST
               (Exact Name of Registrant as Specified in Charter)

            9601 Blackwell Road, Suite 500, Rockville, Maryland 20850
               (Address of Principal Executive Offices) (Zip Code)

                                  (301)296-5100
                  (Registrant's Area Code and Telephone Number)

                               Richard Goldman
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
               (Name and Address of Agent for Service of Process)

                                   Copies to:

               Richard Goldman                   John McGuire
             9601 Blackwell Road         Morgan, Lewis & Bockius LLP
                  Suite 500              1111 Pennsylvania Avenue, NW
             Rockville, MD 20850             Washington, DC 20004

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

This Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 is being filed for the sole purpose of delaying the effectiveness of the Registrant's previously filed initial Registration Statement filed on Form N-14 on March 16, 2009. This Pre-Effective Amendment incorporates by reference the information contained in Parts A, B, and C of the initial Registration Statement on Form N-14 under the Securities Act of 1933, as filed with the Commission on March 16, 2009.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rockville, State of Maryland on the 1st day of May, 2009.

                                             RYDEX VARIABLE TRUST

                                             By:               *
                                                 -------------------------------
                                                 Carl G. Verboncoeur
                                                 President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                           TITLE                                            DATE
---------                           -----                                            ----
         *                          President and Chief Executive Officer       May 1, 2009
---------------------------
Carl G. Verboncoeur

         *                          Member of the Board of Trustees             May 1, 2009
---------------------------
J.Kenneth Dalton

         *                          Member of the Board of Trustees             May 1, 2009
---------------------------
John O.  Demaret

         *                          Member of the Board of Trustees             May 1, 2009
---------------------------
Patrick T. McCarville

         *                          Member of the Board of Trustees             May 1, 2009
---------------------------
Roger Somers

         *                          Member of the Board of Trustees             May 1, 2009
---------------------------
Corey A. Colehour

/s/ Michael P. Byrum                Member of the Board of Trustees             May 1, 2009
---------------------------
Michael P. Byrum

         *                          Member of the Board of Trustees             May 1, 2009
---------------------------
Werner E. Keller

SIGNATURE                           TITLE                                            DATE
---------                           -----                                            ----
         *                          Member of the Board of Trustees             May 1, 2009
---------------------------
Thomas F. Lydon


/s/ Nick Bonos                      Vice President and Treasurer                May 1, 2009
---------------------------
Nick Bonos


By: /s/ Michael P. Byrum
    -----------------------
    Michael P. Byrum
    Attorney-in-Fact*

* Attorney-in-Fact pursuant to powers of attorney for Werner E. Keller, Thomas F. Lydon, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, Roger Somers, and Carl G. Verboncouer which are filed herewith.

                               RYDEX SERIES FUNDS
                               RYDEX DYNAMIC FUNDS
                              RYDEX VARIABLE TRUST
                                 RYDEX ETF TRUST

                                POWER OF ATTORNEY

         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee, president and chief executive officer of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust (each a "Trust" and collectively, the "Trusts"), each a statutory trust organized under the laws of the State of Delaware, hereby constitutes and appoints Nick Bonos and Michael P. Byrum, and each of them singly, his true and lawful attorneys-in-fact and agents with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of the Trusts' shares under the provisions of the Investment Company Act of 1940, as amended and/or the Securities Act of 1933, as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


         /s/ CARL G. VERBONCOEUR
         ----------------------------
         Name:    Carl G. Verboncoeur
         Title:   Trustee, President, and Chief Executive Officer
         Date:    3/4/2009

                               RYDEX SERIES FUNDS
                               RYDEX DYNAMIC FUNDS
                              RYDEX VARIABLE TRUST
                                 RYDEX ETF TRUST

                                POWER OF ATTORNEY

         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee of Rydex Series funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust (each a "Trust" and collectively, the "Trusts"), each a statutory trust organized under the laws of the State of Delaware, hereby constitutes and appoints Nick Bonos and Michael P. Byrum, and each of them singly, his true and lawful attorneys-in-fact and agents with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of the Trusts' shares under the provisions of the Investment Company Act of 1940, as amended and/or the Securities Act of 1933, as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


         /s/ COREY A. COLEHOUR
         --------------------------
         Name:    Corey A. Colehour
         Title:   Trustee
         Date:    2/26/2009

                               RYDEX SERIES FUNDS
                               RYDEX DYNAMIC FUNDS
                              RYDEX VARIABLE TRUST
                                 RYDEX ETF TRUST

                                POWER OF ATTORNEY

         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee of Rydex Series funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust (each a "Trust" and collectively, the "Trusts"), each a statutory trust organized under the laws of the State of Delaware, hereby constitutes and appoints Nick Bonos and Michael P. Byrum, and each of them singly, his true and lawful attorneys-in-fact and agents with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of the Trusts' shares under the provisions of the Investment Company Act of 1940, as amended and/or the Securities Act of 1933, as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


         /s/ J. KENNETH DALTON
         --------------------------
         Name:    J. Kenneth Dalton
         Title:   Trustee
         Date:    2/25/2009

                               RYDEX SERIES FUNDS
                               RYDEX DYNAMIC FUNDS
                              RYDEX VARIABLE TRUST
                                 RYDEX ETF TRUST

                                POWER OF ATTORNEY

         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee of Rydex Series funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust (each a "Trust" and collectively, the "Trusts"), each a statutory trust organized under the laws of the State of Delaware, hereby constitutes and appoints Nick Bonos and Michael P. Byrum, and each of them singly, his true and lawful attorneys-in-fact and agents with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of the Trusts' shares under the provisions of the Investment Company Act of 1940, as amended and/or the Securities Act of 1933, as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


         /s/ JOHN O. DEMARET
         ------------------------
         Name:    John O. Demaret
         Title:   Trustee
         Date:    2/26/2009

                               RYDEX SERIES FUNDS
                               RYDEX DYNAMIC FUNDS
                              RYDEX VARIABLE TRUST
                                 RYDEX ETF TRUST

                                POWER OF ATTORNEY

         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee of Rydex Series funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust (each a "Trust" and collectively, the "Trusts"), each a statutory trust organized under the laws of the State of Delaware, hereby constitutes and appoints Nick Bonos and Michael P. Byrum, and each of them singly, his true and lawful attorneys-in-fact and agents with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of the Trusts' shares under the provisions of the Investment Company Act of 1940, as amended and/or the Securities Act of 1933, as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


         /s/ WERNER E. KELLER
         -------------------------
         Name:    Werner E. Keller
         Title:   Trustee
         Date:    2/26/2009

                               RYDEX SERIES FUNDS
                               RYDEX DYNAMIC FUNDS
                              RYDEX VARIABLE TRUST
                                 RYDEX ETF TRUST

                                POWER OF ATTORNEY

         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee of Rydex Series funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust (each a "Trust" and collectively, the "Trusts"), each a statutory trust organized under the laws of the State of Delaware, hereby constitutes and appoints Nick Bonos and Michael P. Byrum, and each of them singly, his true and lawful attorneys-in-fact and agents with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of the Trusts' shares under the provisions of the Investment Company Act of 1940, as amended and/or the Securities Act of 1933, as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


         /s/ PATRICK T. MCCARVILLE
         ------------------------------
         Name:    Patrick T. McCarville
         Title:   Trustee
         Date:    2/26/2009

                               RYDEX SERIES FUNDS
                               RYDEX DYNAMIC FUNDS
                              RYDEX VARIABLE TRUST
                                 RYDEX ETF TRUST

                                POWER OF ATTORNEY

         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee of Rydex Series funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust (each a "Trust" and collectively, the "Trusts"), each a statutory trust organized under the laws of the State of Delaware, hereby constitutes and appoints Nick Bonos and Michael P. Byrum, and each of them singly, his true and lawful attorneys-in-fact and agents with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of the Trusts' shares under the provisions of the Investment Company Act of 1940, as amended and/or the Securities Act of 1933, as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


         /s/ THOMAS F. LYDON, JR.
         -----------------------------
         Name:    Thomas F. Lydon, Jr.
         Title:   Trustee
         Date:    2/26/2009

                               RYDEX SERIES FUNDS
                               RYDEX DYNAMIC FUNDS
                              RYDEX VARIABLE TRUST
                                 RYDEX ETF TRUST

                                POWER OF ATTORNEY

         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee of Rydex Series funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust (each a "Trust" and collectively, the "Trusts"), each a statutory trust organized under the laws of the State of Delaware, hereby constitutes and appoints Nick Bonos and Michael P. Byrum, and each of them singly, his true and lawful attorneys-in-fact and agents with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of the Trusts' shares under the provisions of the Investment Company Act of 1940, as amended and/or the Securities Act of 1933, as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


         /s/ ROGER SOMERS
         ---------------------
         Name:    Roger Somers
         Title:   Trustee
         Date:    2/26/2009